CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	¥ 2,080,197	$ 292,990	¥ 1,194,871	¥ 1,032,984
Other comprehensive (loss)/income, net of tax of nil:
Foreign currency translation adjustment	(1,909)	(269)	8,563	(3,193)
Unrealized (loss)/gain on available-for-sale investments	17,813	2,509	(12,351)	(2,362)
Comprehensive income	¥ 2,096,101	$ 295,230	¥ 1,191,083	¥ 1,027,429